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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSSION
                              Washington, DC 20549

                                    FORM N-PX


ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08942

                         First Carolina Investors, Inc.
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               (Exact name of registrant as specified in charter)

                             9347 A Founders Street
                         Fort Mill, South Carolina 29706
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               (Address of principal executive offices)(Zip Code)

                                 Brent D. Baird
                         First Carolina Investors, Inc.
                             9347 A Founders Street
                         Fort Mill, South Carolina 29706
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                     (Name and address of agent for service)

        Registrant's telephone number, including area code: (803)802-0890

                   Date of fiscal year-end: December 31, 2009

                     Date of reporting period: June 30, 2009

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss 239.24 and 274.5 of this chapter), to file reports with the Commission not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 hereunder (17CFR 270.3b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles. A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507. Persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

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PROXY VOTING RECORD

No publicly held securities were voted by First Carolina Investors, Inc. from July 1, 2008 through June 30, 2009. No proxy voting record to report.




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                                    SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FIRST CAROLINA INVESTORS, INC.

(Registrant)      FIRST CAROLINA INVESTORS, INC.

By(Signature and Title)*     /s/ Brent D. Baird
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                             Brent D. Baird, Chief Executive Officer / President

Date: August 27, 2009